TAXES RECOVERABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Vat Recoverable	$ 637	$ 179
Gst Recoverable	51	16
Income taxes recoverable	16	0
Total Taxes Recoverable	$ 704	$ 195